Right-Of-Use Assets and Operating Lease Liabilities (Details Narrative) - USD ($)	1 Months Ended
	Sep. 30, 2020	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Leases [Abstract]
Lease term	36 months
Average base rent	$ 7,600
Right of use asset	257,909	$ 219,739	$ 332,615	$ 136,750
Lease liability	$ 257,909	$ 222,096	$ 322,951	$ 106,839